RESERVES (Tables)	12 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF RESERVES

	2024 A$	2023 A$
Foreign currency translation	831,142	847,408
Share-based payments	3,557,486	5,688,148
Total reserves	4,388,628	6,535,556
Reconciliation of foreign currency translation reserve
Balance at the beginning of the financial year	847,408	746,819
Add: net currency translation gain / (loss)	(16,266)	100,589
Balance at the end of the financial year	831,142	847,408
Reconciliation of share-based payments reserve
Balance at the beginning of the financial year	5,688,148	10,751,832
Add: share-based payments expense	124,177	-
Add: Issue of performance rights	-	125,500
Add: Valuation of warrants	101,991	134,956
Less: Options/warrants expired	(2,356,830)	(5,241,452)
Less: Exercise of performance rights	-	(82,688)
Balance at the end of the financial year	3,557,486	5,688,148

SCHEDULE OF WARRANT ISSUED

During the financial year ended June 30, 2024, the following warrants were issued to as a part of capital raising costs.

		2024
Valuation date		December 22, 2023
Grant Date		December 22, 2023
Warrants issued		65,000
Underlying asset price	US$	2.21
Risk free rate		4.175%
Volatility		80%
Exercise price presented in United States Dollar	US$	2.50
Exchange rate at valuation date	A$	1 to USD$0.680
Exercise price presented in Australian Dollar	A$	3.676
Time to maturity of underlying warrants (years)		5.32
Value per warrant in Australian Dollar	A$	1.569
Model used		Black Scholes
Valuation amount	A$	101,991

During the financial year ended June 30, 2023, the following warrants were issued to as a part of capital raising costs.

		2023
Valuation date		December 20, 2022
Grant Date		December 20, 2022
Warrants issued		250,000
Underlying asset price	A$	1.525
Risk free rate		4.1%
Volatility		75%
Exercise price presented in United States Dollar	US$	1.625
Exchange rate at valuation date	A$	1 to USD$0.669
Exercise price presented in Australian Dollar	A$	2.429
Time to maturity of underlying warrants (years)		5.12
Value per warrant in Australian Dollar	A$	0.5398
Model used		Black Scholes
Valuation amount	A$	134,956

SCHEDULE OF INFORMATION ABOUT PERFORMANCE RIGHTS

The following information relates to issued Performance Rights for the year ended June 30, 2022:

Performance rights issued to	Grant date for performance rights issued	Pre share consolidation	Post share consolidation

Adam Kramer (2)	March 3, 2021	3,937,500	-
Mike Tonroe (2)	June 15, 2021	40,000,000	-
Carl Stubbings (1)	September 22, 2021	20,000,000	200,000
Kevin Camilleri (1)	November 22, 2021	20,000,000	200,000

	2022
Grant Date		March 3, 2021	June 15, 2021	September 22, 2021	November 22, 2021
Performance rights issued		3,937,500	40,000,000	20,000,000	20,000,000
Post share consolidation		39,375	400,000	200,000	200,000
Dividend yield		-	-	-	-
Historic volatility and expected volatility		161	152	149	150%
Performance rights exercise price	A$	0.009	0.0069	0.0047	0.0038
Fair value of performance rights at grant date	A$	0.012	0.0073	0.0052	0.0042
Weighted average exercise price	A$	0.008	0.008	0.008	0.008
Risk-free interest rate		0.110	0.085	0.160	0.960%
Expected life of the performance rights		2.02 years	3 years	3 years	3 years
Model used		Binomial	Binomial	Binomial	Binomial
Valuation amount	A$	47,250	291,428	103,104	83,216